OTHER PAYABLES AND ACCRUALS (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 1,974,855,118		¥ 1,907,043,892
Freight payables	435,885,704		463,924,999
Countervailing and anti-dumping duty	222,449,512		326,735,668
Accrued warranty cost	126,305,274		99,471,928
Accrued utilities, rentals and interest	70,720,482		86,349,122
Contracted labor fee	35,319,594		55,971,430
Value-added tax and other tax payables	68,053,457		43,243,416
Commission and rebate payables	208,717,716		30,558,458
Accrued professional service fees	15,187,273		10,881,679
Insurance premium payables	1,145,233		740,908
Others	42,517,787		31,008,256
Total	¥ 3,201,157,150	$ 471,479,489	¥ 3,055,929,756